Employee Defined Benefit Obligations - Summary of Major Categories of Plan Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 3.3	$ 2.9
Fair value of the plan assets	448.8	379.2
Quoted prices in active markets for identical items [member]
Disclosure of fair value of plan assets [Line Items]
Corporate bonds and fixed income	57.5	45.0
Equities	138.1	110.1
Pooled fund liability-driven investments	15.5
Property funds	10.6	6.6
Unquoted investment [member]
Disclosure of fair value of plan assets [Line Items]
Annuity policies	110.8	102.9
Equities and property	80.2	69.5
Corporate bonds and fixed income	19.2	22.7
Cash and cash equivalents	$ 13.6	$ 19.5